INCOME TAXES - Rollforward of Deferred Income Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2016	€ 1,974
Amount charged/credited to income statement (excluding effect of tax rate changes)	193
Effect of tax rate changes on income statement	(16)	€ (43)	€ (51)
Amounts charged/credited directly to OCI (excluding effect of tax rate changes)	17
Effect of tax rate changes on OCI	(26)
Amount charged/credited to equity (excluding effect of tax rate changes)	(20)
Effect of tax rate changes on equity	8
Acquired through business combinations	55
Balance sheet reclassifications	0
Effect of movements in foreign exchange	(4)
As at 31 December 2017	2,181	1,974
Franchise and other intangible assets
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2016	1,980
Amount charged/credited to income statement (excluding effect of tax rate changes)	2
Effect of tax rate changes on income statement	(33)
Amounts charged/credited directly to OCI (excluding effect of tax rate changes)	0
Effect of tax rate changes on OCI	0
Amount charged/credited to equity (excluding effect of tax rate changes)	0
Effect of tax rate changes on equity	0
Acquired through business combinations	63
Balance sheet reclassifications	(2)
Effect of movements in foreign exchange	(13)
As at 31 December 2017	1,997	1,980
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2016	318
Amount charged/credited to income statement (excluding effect of tax rate changes)	(21)
Effect of tax rate changes on income statement	(13)
Amounts charged/credited directly to OCI (excluding effect of tax rate changes)	0
Effect of tax rate changes on OCI	0
Amount charged/credited to equity (excluding effect of tax rate changes)	0
Effect of tax rate changes on equity	0
Acquired through business combinations	(45)
Balance sheet reclassifications	2
Effect of movements in foreign exchange	(4)
As at 31 December 2017	237	318
Financial assets and liabilities
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2016	80
Amount charged/credited to income statement (excluding effect of tax rate changes)	(12)
Effect of tax rate changes on income statement	3
Amounts charged/credited directly to OCI (excluding effect of tax rate changes)	0
Effect of tax rate changes on OCI	(27)
Amount charged/credited to equity (excluding effect of tax rate changes)	0
Effect of tax rate changes on equity	0
Acquired through business combinations	0
Balance sheet reclassifications	0
Effect of movements in foreign exchange	(13)
As at 31 December 2017	31	80
Net operating loss and other carryforwards
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2016	(72)
Amount charged/credited to income statement (excluding effect of tax rate changes)	45
Effect of tax rate changes on income statement	8
Amounts charged/credited directly to OCI (excluding effect of tax rate changes)	0
Effect of tax rate changes on OCI	0
Amount charged/credited to equity (excluding effect of tax rate changes)	0
Effect of tax rate changes on equity	0
Acquired through business combinations	0
Balance sheet reclassifications	0
Effect of movements in foreign exchange	5
As at 31 December 2017	(14)	(72)
Employee and retiree benefit accruals
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2016	(124)
Amount charged/credited to income statement (excluding effect of tax rate changes)	20
Effect of tax rate changes on income statement	14
Amounts charged/credited directly to OCI (excluding effect of tax rate changes)	17
Effect of tax rate changes on OCI	1
Amount charged/credited to equity (excluding effect of tax rate changes)	(20)
Effect of tax rate changes on equity	8
Acquired through business combinations	(2)
Balance sheet reclassifications	0
Effect of movements in foreign exchange	3
As at 31 December 2017	(83)	(124)
Tax credit carryforwards, net
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2016	(258)
Amount charged/credited to income statement (excluding effect of tax rate changes)	165
Effect of tax rate changes on income statement	0
Amounts charged/credited directly to OCI (excluding effect of tax rate changes)	0
Effect of tax rate changes on OCI	0
Amount charged/credited to equity (excluding effect of tax rate changes)	0
Effect of tax rate changes on equity	0
Acquired through business combinations	46
Balance sheet reclassifications	0
Effect of movements in foreign exchange	19
As at 31 December 2017	(28)	(258)
Other, net
Changes in deferred tax liability (asset) [abstract]
As at 31 December 2016	50
Amount charged/credited to income statement (excluding effect of tax rate changes)	(6)
Effect of tax rate changes on income statement	5
Amounts charged/credited directly to OCI (excluding effect of tax rate changes)	0
Effect of tax rate changes on OCI	0
Amount charged/credited to equity (excluding effect of tax rate changes)	0
Effect of tax rate changes on equity	0
Acquired through business combinations	(7)
Balance sheet reclassifications	0
Effect of movements in foreign exchange	(1)
As at 31 December 2017	€ 41	€ 50